NOTE 8 - EQUITY TRANSACTIONS	6 Months Ended
Nov. 30, 2020
Equity [Abstract]
NOTE 8 - EQUITY TRANSACTIONS

NOTE 8 - EQUITY TRANSACTIONS

On October 3, 2016, the Company amended its Articles of Incorporation to increase the number of authorized shares of common stock from 500,000,000 to 2,000,000,000 shares and to change the par value of both the common stock and preferred stock from $0.001 per share to $0.0001 per share.

On November 9, 2016, the Company amended its Articles of Incorporation to increase the number of authorized shares of common stock from 2,000,000,000 to 10,000,000,000 shares and to amend the voting rights for the Series A Preferred Stock. As amended, each share of Series A Preferred Stock shall have voting rights equal to four times the sum of (a) all shares of Common Stock issued and outstanding at the time of voting; plus (b) the total number of votes of all other classes of preferred stock which are issued and outstanding at the time of voting; divided by (c) the number of shares of Series A Preferred Stock issued and outstanding at the time of voting. The Series A Preferred Stock has no conversion, liquidation, or dividend rights.

On August 16, 2018, the Company entered into a Merger Agreement by and among the Company, and The Marquie Group, Inc., a Utah Corporation (“TMG”), pursuant to with the Company merged with TMG. The Company is the surviving corporation. Each shareholder of TMG received one (1) share of common stock of the Company for every one (1) share of TMG common stock held as of August 16, 2018. In accordance with the terms of the merger agreement, all of the shares of TMG held by TMG shareholders were cancelled, and 100,000 shares of common stock of the Company were issued to the TMG shareholders.

TMG was incorporated on August 3, 2018. The merger provides the Company with certain registered trademarks and intellectual property of TMG with respect to health, beauty, and social networking products. The three stockholders of TMG prior to the merger who received the 100,000 shares are (1) Marc Angell (CEO of the Company) and Jacquie Angell (50,000 shares), (2) The OZ Corporation (holder of $103,250 of Company notes payable at May 31, 2019 and February 29, 2020) (25,000 shares), and (3) John Thomas P.C. (Company law firm and holder of $52,073 of Company notes payable at May 31, 2019 and February 29, 2020) (25,000 shares). Pursuant to ASC 805-50-30-5 relating to transactions between entities under common control, the intellectual property of TMG (and the issuance of the 100,000 shares of common stock) were recorded at $-0-, the historical cost of the property to TMG.

During the year ended May 31, 2020, the Company issued an aggregate of 62,458,453 shares of common stock for the conversion of notes payable and accrued interest in the aggregate amount of $78,315. We incurred a loss on the conversion of notes payable and accrued interest of $159,802, which represents the excess of the $238,117 fair value of the 62,458,453 shares at the dates of conversion over the $78,315 amount of debt satisfied.

On August 28, 2019, the Securities and Exchange Commission (the “SEC”) issued a Notice of Qualification regarding a Form 1-A filed by the Company in connection with the Company’s offering of up to 1,333,333,333 shares of common stock at a price of $0.0075 per share or a total offering of $10,000,000. The end date of the offering is August 28, 2020. On December 26, 2019, the Company amended its Form 1-A Offering Circular to reduce the offering price from $0.0075 per share to $0.0035 per share. As part of this offering, during the three months ended February 29, 2020, the Company issued an aggregate of 58,438,096 shares of common stock for cash in the amount of $287,200.

On November 21, 2019, the Company merged with Global Nutrition Experience, Inc. (“GNE”) in exchange for the issuance of a total of 160,000,000 shares of our common stock to GNE’s stockholders. Following the merger, the Company had 161,061,647 shares of common stock issued and outstanding. GNE was incorporated on November 21, 2019. The stockholder of GNE prior to the merger who received the 160,000,000 shares was the Angell Family Trust. Pursuant to ASC 805-50-30-5 relating to transactions between entities under common control, the intellectual property of GNE (and the issuance of the 160,000,000 shares of common stock) were recorded at $-0-, the historical cost of the property to GNE. During the three months ended February 29, 2020, the Company issued an additional 33,000,000 shares of common stock as part of the merger.

During the six months ended November 30, 2020, the Company issued an aggregate of 2,618,972,213 shares of common stock for the conversion of notes payable and accrued interest in the aggregate amount of $168,292. We incurred a loss on the conversion of notes payable and accrued interest of $545,519, which represents the excess of the $713,811 fair value of the 2,618,972,213 shares at the dates of conversion over the $168,292 amount of debt satisfied.

At November 30, 2020, there are no stock options or warrants outstanding.